Warrant derivative (Details)						12 Months Ended
	Nov. 19, 2025 CAD ($) shares	Nov. 19, 2025 USD ($) $ / shares shares	Mar. 28, 2024 CAD ($) $ / shares shares	Jul. 13, 2022 CAD ($) shares	Jul. 13, 2022 USD ($) $ / shares shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 12, 2025 $ / shares	Dec. 12, 2025 $ / shares
Warrant derivative
Number of units issued	4,785,674	4,785,674	9,792,250	10,150,000	10,150,000	4,785,674	4,785,674
Purchase price | (per share)		$ 2.1	$ 2.35		$ 1.5		$ 2.1
Gross proceeds from units	$ 14,110,433	$ 10,049,915	$ 23,011,788	$ 19,783,500	$ 15,225,000	$ 14,110,433	$ 10,049,915
Number of shares for each unit		1	1		1
Number of warrants for each unit			0.5
Number of shares for each warrant			1
Exercise price of warrant | $ / shares			$ 3
July '22 Warrants
Warrant derivative
Number of warrants for each unit					0.5
Number of shares for each warrant					1
Exercise price of warrant | (per share)					$ 1.75			$ 2.44	$ 1.75
November '25 Warrants
Warrant derivative
Number of warrants for each unit		0.5
Number of shares for each warrant		1
Exercise price of warrant | $ / shares		$ 2.65